UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-03850

Exact name of registrant as specified in charter:	Delaware Group® Tax-Free Fund

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2018

Item 1. Schedule of Investments.

Schedule of investments
Delaware Tax-Free USA Fund	May 31, 2018 (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds – 98.84%
Corporate Revenue Bonds – 14.66%
Buckeye, Ohio Tobacco Settlement Financing Authority
(Asset-Backed Senior Turbo)
Series A-2 5.875% 6/1/47	12,000,000	$11,999,760
Series A-2 6.50% 6/1/47	3,160,000	3,198,046
Central Plains, Nebraska Energy Project
(Project No. 3)
Series A 5.00% 9/1/31	2,810,000	3,305,740
Series A 5.00% 9/1/35	2,160,000	2,567,354
Series A 5.00% 9/1/42	5,000,000	6,052,250
Florida Development Finance Corporation Revenue
(Brightline Passenger Rail Project) 144A 5.625% 1/1/47
(AMT)#●	1,570,000	1,621,779
Golden State, California Tobacco Securitization Corporate
Settlement Revenue
(Asset-Backed Senior Notes) Series A-1 5.125% 6/1/47	165,000	165,005
(Capital Appreciation-Asset-Backed) Series B
1.548% 6/1/47 ^	9,410,000	1,607,040
(Unrefunded-Asset-Backed-Senior) 5.75% 6/1/47	7,640,000	7,678,200
Lower Alabama Gas District
Series A 5.00% 9/1/34	4,400,000	5,224,208
M-S-R Energy Authority, California Gas Revenue
Series A 6.125% 11/1/29	1,915,000	2,378,277
Series B 6.50% 11/1/39	8,485,000	12,055,658
Series C 6.50% 11/1/39	1,500,000	2,131,230
New Jersey Economic Development Authority Revenue
(Continental Airlines Project) Series B
5.625% 11/15/30 (AMT)	1,365,000	1,549,739
New York City, New York Industrial Development Agency
(Brooklyn Navy Yard Cogeneration Partners)
5.75% 10/1/36 (AMT)	2,475,000	2,498,958
New York Liberty Development Corporation Revenue
(Goldman Sachs Headquarters) 5.25% 10/1/35	685,000	861,196
(Second Priority - Bank of America Tower) Class 3
6.375% 7/15/49	1,000,000	1,056,970
New York Transportation Development Corporation
Special Facility Revenue
(American Airlines Inc. John F. Kennedy International
Airport Project) 5.00% 8/1/31 (AMT)	2,000,000	2,110,940
(Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D
Redevelopement Project)
4.00% 1/1/36 (AMT)	910,000	921,548
5.00% 1/1/36 (AMT)	1,800,000	2,028,942

NQ-011 [5/18] 7/18 (541811)     1

Schedule of investments
Delaware Tax-Free USA Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
Northern Tobacco Securitization Corporation Revenue,
Alaska
(Tobacco Settlement Asset-Backed Bonds) Series A
5.00% 6/1/46	1,785,000	$1,785,018
Salt Verde, Arizona Financial Senior Gas Revenue
5.00% 12/1/37	1,600,000	1,916,832
Shoals, Indiana
(National Gypsum Co. Project) 7.25% 11/1/43 (AMT)	1,940,000	2,192,491
Tobacco Settlement Financing, New Jersey
Series A 5.00% 6/1/46	800,000	879,192
Series B 5.00% 6/1/46	2,080,000	2,237,498
Tobacco Settlement Financing, Virginia
(Capital Appreciation) Series C 2.419% 6/1/47 ^	31,035,000	3,554,749
Valparaiso, Indiana
(Pratt Paper, LLC Project) 7.00% 1/1/44 (AMT)	1,780,000	2,103,871
		85,682,491
Education Revenue Bonds – 4.85%
Arizona Industrial Development Authority Revenue
(American Charter Schools Foundation Project) 144A
6.00% 7/1/47 #	1,385,000	1,465,316
California Educational Facilities Authority Revenue
(Loma Linda University) Series A 5.00% 4/1/47	1,000,000	1,121,870
California State University
(Systemwide) Series A 5.00% 11/1/42	700,000	821,261
Colorado Educational & Cultural Facilities Authority
Revenue
(University of Denver Project) Series A 5.00% 3/1/47	2,500,000	2,840,675
Illinois Finance Authority Revenue
(Chicago International Charter School Project)
5.00% 12/1/47	2,805,000	2,927,775
(University of Illinois at Chicago Project)
Series A 5.00% 2/15/47	1,860,000	2,028,739
Series A 5.00% 2/15/50	540,000	586,807
Kent County, Delaware
(Delaware State University Project) Series A
5.00% 7/1/53	710,000	771,294
New Jersey Economic Development Authority
(Provident Group - Montclair State University)
5.00% 6/1/42 (AGM)	1,250,000	1,395,613
Pennsylvania State Higher Educational Facilities Authority
Student Housing Revenue
(University Properties Inc. - East Stroudsburg University
of Pennsylvania) 5.00% 7/1/31	3,000,000	3,125,820

2     NQ-011 [5/18] 7/18 (541811)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Phoenix, Arizona Industrial Development Authority
Education Revenue
(Downtown Phoenix Student Housing, LLC - Arizona
State University Project) Series A 5.00% 7/1/37	650,000	$725,147
Pima County, Arizona Industrial Development Authority
Education Revenue
(American Leadership Academy Project)
144A 5.00% 6/15/47 #	655,000	658,583
144A 5.00% 6/15/52 #	560,000	561,624
University of California
Series AZ 5.00% 5/15/48	5,000,000	5,887,200
Series AZ 5.25% 5/15/58	2,860,000	3,407,004
		28,324,728
Electric Revenue Bonds – 2.96%
Electric and Gas Systems Revenue San Antonio, Texas
5.25% 2/1/24	2,500,000	2,909,300
Long Island, New York Power Authority Electric System
Revenue
5.00% 9/1/47	1,605,000	1,833,103
Salt River, Arizona Project Agricultural Improvement &
Power District Electric Systems Revenue
Series A 5.00% 12/1/35	4,610,000	5,275,131
(Salt River Project Electric System) 5.00% 1/1/30	6,000,000	7,264,440
		17,281,974
Healthcare Revenue Bonds – 12.03%
Alachua County, Florida Health Facilities Authority
(Oak Hammock University) Series A 8.00% 10/1/42	1,000,000	1,159,000
Apple Valley, Minnesota
(Senior Living, LLC Project Fourth Tier) Series D
7.25% 1/1/52	2,500,000	2,539,600
(Senior Living, LLC Project Second Tier) Series B
5.00% 1/1/47	2,500,000	2,576,550
California Health Facilities Financing Authority Revenue
(Kaiser Permanente) Series A-2 5.00% 11/1/47	2,105,000	2,813,753
(Sutter Health)
Series A 4.00% 11/15/42	1,000,000	1,039,910
Series A 5.00% 11/15/38	1,000,000	1,168,830
California Municipal Finance Authority Revenue
(Community Medical Centers) Series A 5.00% 2/1/42	2,550,000	2,821,422
Colorado Health Facilities Authority Revenue
(American Baptist) 8.00% 8/1/43	2,040,000	2,346,857
(Mental Health Center Denver Project) Series A
5.75% 2/1/44	1,875,000	2,089,763

NQ-011 [5/18] 7/18 (541811)     3

Schedule of investments
Delaware Tax-Free USA Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Cuyahoga County, Ohio
(The Metro Health System)
5.25% 2/15/47	2,235,000	$2,406,045
5.50% 2/15/57	3,000,000	3,311,400
Maricopa County, Arizona Industrial Development
Authority Health Facilities Revenue
(Catholic Healthcare West) Series A 6.00% 7/1/39	3,690,000	3,842,508
Maricopa County, Arizona Industrial Development
Authority Senior Living Facility Revenue Bonds
(Christian Care Surprise, Inc. Project) 144A
6.00% 1/1/48 #	1,195,000	1,226,321
Maryland Health & Higher Educational Facilities Authority
Revenue
(Adventist Healthcare Obligated) Series A 5.50% 1/1/46	2,000,000	2,253,000
(University of Maryland Medical System) Series D
4.00% 7/1/48	385,000	390,814
Metropolitan Government Nashville & Davidson County,
Tennessee Health & Educational Facilities Building
(Vanderbilt University Medical Center) 5.00% 7/1/46	5,000,000	5,568,100
Michigan Finance Authority
(Trinity Health) Series 2016 5.00% 12/1/33	4,655,000	5,340,682
Montgomery County, Pennsylvania Industrial Development
Authority Revenue
(Foulkeways At Gwynedd Project) 5.00% 12/1/46	1,500,000	1,623,060
Moon, Pennsylvania Industrial Development Authority
(Baptist Homes Society Obligation) 6.125% 7/1/50	2,250,000	2,399,175
New Hope, Texas Cultural Education Facilities
(Cardinal Bay - Village on the Park)
Series A1 4.00% 7/1/36	310,000	312,337
Series A1 5.00% 7/1/46	770,000	843,805
Series B 4.25% 7/1/36	465,000	477,792
Series B 5.00% 7/1/46	770,000	823,761
New York State Dormitory Authority
(Orange Regional Medical Center)
144A 5.00% 12/1/34 #	400,000	438,184
144A 5.00% 12/1/35 #	1,200,000	1,310,724
144A 5.00% 12/1/37 #	800,000	870,632
North Carolina Medical Care Commission Health Care
Facilities Revenue
(First Mortgage - Galloway Ridge Project)
Series A 5.875% 1/1/31	1,555,000	1,625,442

4     NQ-011 [5/18] 7/18 (541811)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Oklahoma Development Finance Authority Health System
Revenue
(OU Medicine Project) Series B 5.50% 8/15/57	1,970,000	$2,243,672
Orange County, New York Funding Corporation Assisted
Living Residence Revenue
6.50% 1/1/46	3,000,000	3,075,900
Oregon Health & Science University Revenue
(Capital Appreciation Insured) Series A
5.757% 7/1/21 (NATL)^	1,565,000	1,388,468
Palm Beach County, Florida Health Facilities Authority
(Sinai Residences Boca Raton Project)
7.25% 6/1/34	120,000	138,037
Series A 7.50% 6/1/49	610,000	706,069
Pennsylvania Economic Development Financing Authority
First Mortgage Revenue
(Tapestry Moon Senior Housing Project) Series A 144A
6.75% 12/1/53 #	2,850,000	2,958,443
Public Finance Authority, Wisconsin
(Bancroft Neurohealth Project) Series A 144A
5.00% 6/1/36 #	540,000	547,452
Rochester, Minnesota
(The Homestead at Rochester) Series A 6.875% 12/1/48	2,350,000	2,683,888
Tarrant County, Texas Cultural Education Facilities Finance
Corporation Retirement Facility Revenue
(Buckner Senior Living - Ventana Project)
6.625% 11/15/37	1,000,000	1,119,100
Tempe, Arizona Industrial Development Authority Revenue
(Friendship Village) Series A 6.25% 12/1/46	1,000,000	1,066,940
(Mirabella At ASU Project) Series A 144A
6.125% 10/1/52 #	690,000	719,532
		70,266,968
Lease Revenue Bonds – 4.92%
Metropolitan Pier & Exposition Authority, Illinois
(McCormick Place Expansion Project) Series A
5.00% 6/15/57	1,620,000	1,706,589
New Jersey Economic Development Authority
(School Facilities Construction) Series GG 5.75% 9/1/23	100,000	107,454
(State Government Buildings Project) Series A
5.00% 6/15/47	2,250,000	2,408,400
New Jersey Transportation Trust Fund Authority
Series B 5.50% 6/15/31	5,000,000	5,313,200
(Transportation Program) Series AA 5.00% 6/15/24	5,000,000	5,369,050

NQ-011 [5/18] 7/18 (541811)     5

Schedule of investments
Delaware Tax-Free USA Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
New York Liberty Development Corporation Revenue
(3 World Trade Centre Project) 144A 5.00% 11/15/44 #	8,200,000	$8,719,224
Public Finance Authority, Wisconsin Airport Facilities
Revenue
(AFCO Investors II Portfolio) 144A
5.75% 10/1/31 (AMT)#	2,245,000	2,273,893
St. Louis, Missouri Industrial Development Authority
Leasehold Revenue
(Convention Center Hotel) 5.80% 7/15/20 (AMBAC)^	3,035,000	2,861,762
		28,759,572
Local General Obligation Bonds – 10.56%
Anne Arundel County, Maryland
5.00% 10/1/25	5,370,000	6,358,026
Chicago, Illinois
Series A 5.25% 1/1/29	2,020,000	2,143,967
Series A 6.00% 1/1/38	595,000	671,434
Chicago, Illinois Board of Education
5.00% 4/1/42	1,060,000	1,144,652
5.00% 4/1/46	1,085,000	1,168,295
Series G 5.00% 12/1/44	1,000,000	1,012,060
Series H 5.00% 12/1/36	1,395,000	1,436,431
Series H 5.00% 12/1/46	1,775,000	1,803,151
Los Angeles, California Community College District
Series C 5.00% 8/1/25	2,500,000	3,005,225
Mecklenburg, North Carolina
Series A 5.00% 9/1/25	8,000,000	9,503,440
Montgomery, Maryland
Series A 5.00% 11/1/28	5,755,000	6,683,282
New York City, New York
Series E-1 5.00% 3/1/44	5,000,000	5,807,000
Series F-1 5.00% 4/1/45	1,755,000	2,038,713
Subseries D-1 5.00% 10/1/36	6,500,000	7,049,770
Subseries I-1 5.375% 4/1/36	225,000	231,419
Prince George’s County, Maryland
(Consolidated Public Improvement) Series A
5.00% 9/15/24	10,000,000	11,665,700
		61,722,565
Pre-Refunded/Escrowed to Maturity Bonds – 16.70%
Atlanta, Georgia Water & Wastewater Revenue
Series A 6.25% 11/1/39-19§	5,500,000	5,844,300
Bowling Green, Ohio Student Housing Revenue CFP I
(State University Project) 6.00% 6/1/45-20§	5,295,000	5,723,842

6     NQ-011 [5/18] 7/18 (541811)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
Brooklyn Arena Local Development, New York Pilot
Revenue
(Barclays Center Project) 6.50% 7/15/30-20§	8,230,000	$8,847,826
Butler County, Pennsylvania Hospital Authority Revenue
(Butler Health System Project) 7.125% 7/1/29-19§	2,500,000	2,640,225
California Municipal Finance Authority Mobile Home Park
Revenue
(Caritas Projects) Series A 6.40% 8/15/45-20§	4,505,000	4,900,043
California State
Various Purposes
6.00% 4/1/38-19§	1,435,000	1,489,171
6.50% 4/1/33-19§	1,395,000	1,452,767
Central Texas Regional Mobility Authority Revenue
Senior Lien 6.00% 1/1/41-21§	5,160,000	5,663,152
Fairfax County, Virginia Industrial Development Authority
(Inova Health) 5.50% 5/15/35-19§	1,635,000	1,693,124
Illinois Finance Authority Revenue
(Silver Cross & Medical Centers) 7.00% 8/15/44-19§	3,000,000	3,182,370
Illinois Railsplitter Tobacco Settlement Authority
6.00% 6/1/28-21§	6,000,000	6,695,400
Koyukuk, Alaska Revenue
(Tanana Chiefs Conference Health Care Facility Project)
7.75% 10/1/41-19§	3,000,000	3,225,570
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project) 6.50% 5/15/37-21§	2,190,000	2,461,275
Maryland Economic Development Corporation Revenue
(Transportation Facilities Project) Series A
5.75% 6/1/35-20§	5,075,000	5,466,485
Massachusetts Development Finance Agency
(Harvard University) Series B-2 5.25% 2/1/34-21§	5,000,000	5,433,450
New Jersey Economic Development Authority Revenue
(Provident Group - Montclair State University)
5.875% 6/1/42-20§	4,225,000	4,561,226
(School Facilities Construction) Series G
5.75% 9/1/23-21§	900,000	989,829
New Jersey Educational Facilities Authority Revenue
(University of Medicine & Dentistry) Series B
7.50% 12/1/32-19§	1,435,000	1,516,350
New York State Dormitory Authority Revenue Non State
Supported Debt
(Orange Regional Medical Center) 6.50% 12/1/21-18§	2,260,000	2,313,901
New York, New York
Subordinate Series I-1 5.375% 4/1/36-19§	1,610,000	1,660,119

NQ-011 [5/18] 7/18 (541811)     7

Schedule of investments
Delaware Tax-Free USA Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
Oklahoma State Turnpike Authority Revenue
(First Senior) 6.00% 1/1/22	13,535,000	$15,403,777
Phoenix, Arizona Civic Improvement Corporation Airport
Revenue Junior Lien
Series A 5.00% 7/1/26-20§	1,800,000	1,916,766
San Juan, Texas Higher Education Finance Authority
Education Revenue
(Idea Public Schools) Series A 6.70% 8/15/40-20§	1,500,000	1,650,075
Southwestern Illinois Development Authority Revenue
(Memorial Group Inc.) 7.125% 11/1/43-23§	2,000,000	2,499,600
Virgin Islands Public Finance Authority Revenue
Series A 7.30% 10/1/18	330,000	336,006
		97,566,649
Special Tax Revenue Bonds – 8.15%
Baltimore, Maryland
(Convention Center Hotel) 5.00% 9/1/46	1,500,000	1,646,445
Conley Road Transportation Development District,
Missouri
5.375% 5/1/47	2,000,000	2,046,780
Connecticut State, Special Tax Revenue
(Transportation Infrastructure) Series A 5.00% 1/1/36	2,500,000	2,807,125
Kansas City, Missouri Land Clearance Redevelopment
Authority Revenue
(Convention Centre Hotel Project - TIF Financing) Series
B 144A 5.00% 2/1/50 #	725,000	744,503
Massachusetts School Building Authority
Series C 5.00% 8/15/31	2,500,000	2,896,775
Mosaic, Virginia District Community Development
Authority Revenue
Series A 6.875% 3/1/36	3,980,000	4,337,762
New Jersey Economic Development Authority Revenue
(Cigarette Tax) 5.00% 6/15/28	2,695,000	2,874,945
New York City, New York Industrial Development Agency
(Yankee Stadium) 7.00% 3/1/49 (AGC)	1,000,000	1,037,800
New York City, New York Transitional Finance Authority
(Future Tax Secured Fiscal 2011)
Series D 5.00% 2/1/26	3,000,000	3,228,570
(Future Tax Secured)
Series A-1 5.00% 11/1/42	10,000,000	11,181,900
Series C 5.25% 11/1/25	4,430,000	4,778,730
Public Finance Authority, Wisconsin
(American Dream @ Meadowlands Project) 144A
7.00% 12/1/50 #	2,155,000	2,496,999

8     NQ-011 [5/18] 7/18 (541811)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Sales Tax Securitization Corporation, Illinois Sales Tax
Revenue
Series A 5.00% 1/1/40	5,000,000	$5,601,250
Tampa, Florida Sports Authority Revenue Sales Tax
(Tampa Bay Arena Project) 5.75% 10/1/20 (NATL)	535,000	561,830
Wyandotte County, Kansas City, Kansas Unified
Government Special Obligation Revenue
(Sales Tax - Vacation Village Project Area 1 and 2A)
Series 2015A 5.75% 9/1/32	1,280,000	1,361,587
		47,603,001
State General Obligation Bonds – 8.51%
California State
5.25% 11/1/40	3,795,000	4,083,534
Various Purposes
5.00% 8/1/27	2,500,000	3,005,600
5.00% 10/1/29	5,000,000	5,657,000
5.00% 10/1/47	2,145,000	2,469,581
5.00% 11/1/47	5,190,000	6,105,049
Unrefunded 6.00% 4/1/38	2,625,000	2,718,109
Unrefunded 6.50% 4/1/33	1,175,000	1,221,765
Connecticut State
Series B 5.00% 6/15/35	2,475,000	2,698,146
Illinois State
5.00% 1/1/29	5,405,000	5,715,247
5.00% 5/1/36	480,000	495,830
5.00% 11/1/36	1,780,000	1,861,951
5.00% 2/1/39	830,000	854,659
Series A 5.00% 4/1/38	785,000	805,912
Maryland State
Series A 5.00% 3/15/26	5,000,000	5,948,700
Series A 5.00% 3/15/28	5,000,000	6,112,450
		49,753,533
Transportation Revenue Bonds – 13.69%
Chicago, Illinois O’Hare International Airport
Series B 5.00% 1/1/33	2,345,000	2,618,474
Series D 5.25% 1/1/42	2,000,000	2,324,840
Colorado High Performance Transportation Enterprise
Revenue
(C-470 Express Lanes) 5.00% 12/31/51	1,500,000	1,627,425
Dallas, Texas Love Field
5.00% 11/1/35 (AMT)	1,000,000	1,130,960
5.00% 11/1/36 (AMT)	1,000,000	1,127,820

NQ-011 [5/18] 7/18 (541811)     9

Schedule of investments
Delaware Tax-Free USA Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Harris County, Texas Toll Road Authority
Senior Lien Series A 5.00% 8/15/27	3,750,000	$4,492,050
New Jersey Turnpike Authority
Series A 5.00% 1/1/28	5,000,000	5,679,250
Series G 4.00% 1/1/43	1,605,000	1,663,165
New York State Thruway Authority
Series L 5.00% 1/1/23	3,000,000	3,374,790
North Texas Tollway Authority Revenue
(First Tier) Series A 5.00% 1/1/43	4,550,000	5,228,860
(Second Tier) Series A 5.00% 1/1/34	5,000,000	5,573,650
Port Authority of New York & New Jersey Special Project
(Consolidated 205th Series) 5.00% 11/15/47	1,500,000	1,738,485
(JFK International Air Terminal)
Series 8 6.00% 12/1/42	4,735,000	5,193,111
Series 8 6.50% 12/1/28	5,500,000	5,759,655
Salt Lake City, Utah Airport Revenue
Series B 5.00% 7/1/42	3,350,000	3,861,512
South Jersey Port, New Jersey
(Subordinated Marine Terminal)
Series A 5.00% 1/1/49	450,000	492,993
Series B 5.00% 1/1/42 (AMT)	450,000	491,859
Series B 5.00% 1/1/48 (AMT)	1,035,000	1,126,080
St. Louis, Missouri Airport Revenue
(Lambert-St. Louis International)
Series A-1 6.625% 7/1/34	5,995,000	6,286,357
Texas Private Activity Bond Surface Transportation
Corporate Senior Lien
(LBJ Infrastructure)
7.00% 6/30/40	5,715,000	6,245,638
7.50% 6/30/33	1,560,000	1,724,876
(NTE Mobility Partners)
6.75% 6/30/43 (AMT)	2,490,000	2,880,756
6.875% 12/31/39	5,500,000	5,878,070
7.00% 12/31/38 (AMT)	1,830,000	2,147,578
Virginia Small Business Financing Authority Revenue
(Transform 66 P3 Project) 5.00% 12/31/56 (AMT)	1,220,000	1,337,303
		80,005,557
Water & Sewer Revenue Bonds – 1.81%
Chicago, Illinois Waterworks Revenue
(2nd Lien) 5.00% 11/1/28	1,400,000	1,581,146
Dominion, Colorado Water & Sanitation District
5.75% 12/1/36	2,500,000	2,629,450

10     NQ-011 [5/18] 7/18 (541811)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds (continued)
New York City, New York Municipal Water Finance
Authority Water & Sewer System Revenue
(Fiscal 2009) Series A 5.75% 6/15/40	1,690,000	$1,695,188
Southern California Water Replenishment District
5.00% 8/1/33	2,000,000	2,324,380
5.00% 8/1/34	2,000,000	2,315,860
		10,546,024
Total Municipal Bonds (cost $547,448,944)		577,513,062

Short-Term Investments – 1.36%
Variable Rate Demand Notes – 1.36%¤
Illinois Finance Authority Revenue (Northwestern Memorial
Hospital) Series A
0.84% 8/15/42 (SPA - TD Bank N.A.)	900,000	900,000
Mississippi Business Finance Corporation Gulf Opportunity
Zone Industrial Development Revenue
(Chevron USA) Series A
0.86% 11/1/35	5,000,000	5,000,000
(Chevron USA) Series G
0.86% 11/1/35	2,050,000	2,050,000

Total Short-Term Investments (cost $7,950,000)		7,950,000

Total Value of Securities – 100.20%
(cost $555,398,944)		585,463,062

Liabilities Net of Receivables and Other Assets – (0.20%)		(1,148,090)
Net Assets Applicable to 50,807,822 Shares Outstanding – 100.00%		$584,314,972

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2018, the aggregate value of Rule 144A securities was $26,613,209, which represents 4.55% of the Fund’s net assets.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of May 31, 2018.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.

NQ-011 [5/18] 7/18 (541811)     11

Schedule of investments
Delaware Tax-Free USA Fund (Unaudited)

°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.
●

Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at May 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

^	Zero coupon security. The rate shown is the effective yield at the time of purchase.

Summary of abbreviations:
AGC – Insured by Assured Guaranty Corporation
AGM – Insured by Assured Guaranty Municipal Corporation
AMBAC – Insured by AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
N.A. – National Association
NATL – Insured by National Public Finance Guarantee Corporation
SPA – Stand-by Purchase Agreement
TD – Toronto Dominion

See accompanying notes.

12     NQ-011 [5/18] 7/18 (541811)

Notes
Delaware Tax-Free USA Fund	May 31, 2018 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Delaware Group® Tax Free Fund (Trust) – Delaware Tax-Free USA Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end, Aug. 31, 2017.

Security Valuation – Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using the methods approved by the Board.

2. Investments

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below and on the next page.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

NQ-011 [5/18] 7/18 (541811)     13

(Unaudited)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of May 31, 2018:

Securities:	Level 2
Assets:
Municipal Bonds	$577,513,062
Short-Term Investments	7,950,000
Total Value of Securities	$585,463,062

During the period ended May 31, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the period ended May 31, 2018, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to May 31, 2018 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

14     NQ-011 [5/18] 7/18 (541811)

Schedule of investments
Delaware Tax-Free USA Intermediate Fund	May 31, 2018 (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds – 98.85%
Corporate Revenue Bonds – 15.98%
Buckeye, Ohio Tobacco Settlement Financing Authority
(Asset-Backed Senior Turbo)
Series A-2 5.875% 6/1/47	7,025,000	$7,024,859
Series A-2 6.50% 6/1/47	3,570,000	3,612,983
Chesterfield County, Virginia Economic Development
Authority Pollution Control Revenue
(Virginia Electric & Power) Series A 5.00% 5/1/23	1,460,000	1,505,377
Commonwealth of Pennsylvania Financing Authority
(Tobacco Master Settlement Payment) 5.00% 6/1/27	2,000,000	2,304,680
Denver City & County, Colorado Special Facilities Airport
Revenue
(United Airlines Project) 5.00% 10/1/32 (AMT)	1,190,000	1,286,188
Florida Development Finance Corporation Revenue
(Brightline Passenger Rail Project) 144A 5.625% 1/1/47
(AMT)#●	1,785,000	1,843,869
Golden State, California Tobacco Securitization Corporate
Settlement Revenue
(Asset-Backed Bonds) Series A-1 5.00% 6/1/26	850,000	977,823
(Asset-Backed Senior Notes)
Series A-1 5.00% 6/1/33	665,000	668,325
Series A-1 5.125% 6/1/47	1,410,000	1,410,042
(Capital Appreciation Asset-Backed)
Series A 1.548% 6/1/47 ^	5,885,000	1,005,040
Houston, Texas Airport System Revenue
(United Airlines) 5.00% 7/1/29 (AMT)	3,010,000	3,275,693
Illinois Railsplitter Tobacco Settlement Authority
5.25% 6/1/20	7,160,000	7,596,259
Lower Alabama Gas District
Series A 5.00% 9/1/34	4,850,000	5,758,502
Maricopa County, Arizona Corporation Pollution Control
Revenue
(Public Service - Palo Verde Project) Series B
5.20% 6/1/43 ●	6,000,000	6,336,840
Maryland Economic Development Corporation Pollution
Control Revenue
(Potomac Electric Project) 6.20% 9/1/22	1,780,000	1,836,711
Michigan Tobacco Settlement Finance Authority
Series A 6.00% 6/1/34	810,000	814,180
Nassau County, New York Tobacco Settlement
(Asset-Backed) Series A-3 5.125% 6/1/46	855,000	854,684

NQ-037 [5/18] 7/18 (541804)     1

Schedule of investments
Delaware Tax-Free USA Intermediate Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
New Jersey Economic Development Authority Special
Facilities Revenue
(Continental Airlines Project) Series B
5.625% 11/15/30 (AMT)	1,890,000	$2,145,793
New Jersey Tobacco Settlement Financing Corporation
Series A 5.00% 6/1/46	755,000	829,737
Series B 5.00% 6/1/46	1,965,000	2,113,790
New York City, New York Industrial Development Agency
(Brooklyn Navy Yard Cogeneration Partners)
5.75% 10/1/36 (AMT)	1,835,000	1,852,763
New York Transportation Development Special Facilities
Revenue
(American Airlines John F. Kennedy International Airport
Project) 5.00% 8/1/21 (AMT)	610,000	655,823
(Delta Airlines, Inc.-LaGuardia Airport Terminals C&D
Redevelopment Project) 5.00% 1/1/34 (AMT)	3,000,000	3,384,180
Northern Alaska Tobacco Securitization Corporation
Revenue
(Tobacco Settlement Asset-Backed Bonds) Series A
5.00% 6/1/46	2,900,000	2,900,029
Public Authority for Colorado Energy Natural Gas Revenue
6.50% 11/15/38	5,000,000	7,022,500
Salt Verde, Arizona Financial Corporation Senior Gas
Revenue
5.00% 12/1/32	3,750,000	4,436,775
5.25% 12/1/24	3,050,000	3,502,437
Tennessee Energy Acquisition Gas Revenue
Series C 5.00% 2/1/27	1,440,000	1,649,837
Tobacco Settlement Financing Corporation, Virginia
(Capital Appreciation Asset-Backed) Series C
2.419% 6/1/47 ^	29,400,000	3,367,476
TSASC, New York
Series A 5.00% 6/1/30	475,000	535,809
Series A 5.00% 6/1/31	475,000	533,064
Tulsa, Oklahoma Airports Improvement Trust
(American Airlines) 5.00% 6/1/35 (AMT)●	975,000	1,055,574
Wisconsin Public Finance Authority Exempt Facilities
Revenue
(National Gypsum) 5.25% 4/1/30 (AMT)	2,905,000	3,118,576
		87,216,218

2     NQ-037 [5/18] 7/18 (541804)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds – 6.82%
Arizona Industrial Development Authority Revenue
(American Charter Schools Foundation Project) 144A
6.00% 7/1/37 #	1,420,000	$1,513,976
Bucks County, Pennsylvania Industrial Development
Authority Revenue
(School Lane Charter School) 5.125% 3/15/36	2,000,000	2,160,480
California State University
(Systemwide) Series A 5.00% 11/1/31	2,000,000	2,404,120
California Statewide Communities Development Authority
Revenue
(California Baptist University) Series A 6.125% 11/1/33	2,215,000	2,555,689
Connecticut State Health & Educational Facilities Authority
Revenue
(Yale University) Series A-1 5.00% 7/1/25	5,000,000	5,013,350
Illinois Finance Authority Revenue
(Chicago International Charter School Project)
5.00% 12/1/30	250,000	268,970
5.00% 12/1/31	320,000	342,717
5.00% 12/1/32	250,000	267,137
(University of Illinois at Chicago)
Series A 5.00% 2/15/29	400,000	450,164
Series A 5.00% 2/15/31	365,000	408,022
Series A 5.00% 2/15/37	430,000	473,219
Kent County, Delaware
(Delaware State University Project)
Series A 5.00% 7/1/40	310,000	340,138
Series A 5.00% 7/1/48	420,000	458,010
Massachusetts Development Finance Agency Revenue
(UMass Boston Student Housing Project)
5.00% 10/1/25	2,690,000	3,039,431
Massachusetts State Health & Educational Facilities
Authority Revenue
(Massachusetts Institute of Technology) Series M
5.25% 7/1/20	3,000,000	3,213,000
Miami-Dade County, Florida Educational Facilities
Authority
(University of Miami)
Series A 5.00% 4/1/30	520,000	591,297
Series A 5.00% 4/1/31	1,090,000	1,235,820
New York City, New York Trust for Cultural Resources
(Whitney Museum of American Art) 5.00% 7/1/21	3,025,000	3,261,101

NQ-037 [5/18] 7/18 (541804)     3

Schedule of investments
Delaware Tax-Free USA Intermediate Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
New York State Dormitory Authority Revenue
(Non State Supported Debt - Rockefeller University)
Series A 5.00% 7/1/27	1,055,000	$1,092,263
(Touro College & University System) Series A
5.25% 1/1/34	1,335,000	1,478,753
Pennsylvania Higher Educational Facilities Authority
Revenue
(Unrefunded Drexel University) Series A 5.25% 5/1/25	310,000	334,850
Phoenix, Arizona Industrial Development Authority Housing
Revenue
(Downtown Phoenix Student Housing, LLC-Arizona
State University Project)
Series A 5.00% 7/1/30	350,000	398,706
Series A 5.00% 7/1/32	235,000	265,985
Pima County, Arizona Industrial Development Authority
Education Revenue
(Facility American Leadership Academy Project)
144A 5.00% 6/15/47 #	745,000	749,075
144A 5.00% 6/15/52 #	640,000	641,856
University of Texas Permanent University Fund
Series B 5.00% 7/1/27	3,715,000	4,285,141
		37,243,270
Electric Revenue Bonds – 3.46%
California State Department of Water Resources Power
Supply Revenue
Series N 5.00% 5/1/21	3,580,000	3,914,873
Long Island, New York Power Authority
5.00% 9/1/33	250,000	290,960
5.00% 9/1/35	1,000,000	1,155,970
5.00% 9/1/37	1,000,000	1,151,620
New York State Utility Debt Securitization Authority
(Restructuring Bonds) 5.00% 12/15/33	1,500,000	1,739,205
Salt River, Arizona Project Agricultural Improvement &
Power District Electric Systems Revenue
Series A 5.00% 12/1/35	4,000,000	4,577,120
(Salt River Project Electric System) 5.00% 1/1/30	5,000,000	6,053,700
		18,883,448
Healthcare Revenue Bonds – 9.37%
Arizona Health Facilities Authority
(Scottsdale Lincoln Hospital Project) 5.00% 12/1/30	5,000,000	5,629,850
Berks County, Pennsylvania Municipal Authority Revenue
(Reading Hospital & Medical Center Project) Series A-3
5.25% 11/1/24	2,205,000	2,308,084

4     NQ-037 [5/18] 7/18 (541804)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
California Health Facilities Financing Authority
(Kaiser Permanente) Series A1 5.00% 11/1/27	4,100,000	$5,043,328
California Statewide Communities Development Authority
(Loma Linda University Medical Center)
Series A 144A 5.00% 12/1/41 #	1,685,000	1,807,617
Series A 5.25% 12/1/34	2,790,000	3,054,380
Capital Trust Agency, Florida
(Tuscan Gardens Senior Living Center) 7.00% 4/1/35	1,630,000	1,664,263
Cuyahoga County, Ohio
(The Metrohealth System) 5.00% 2/15/37	1,000,000	1,071,270
Dauphin County, Pennsylvania General Authority
(Pinnacle Health System Project) Series A 6.00% 6/1/29	1,780,000	1,847,782
Illinois Finance Authority Revenue
(Rush University Medical Center) Series A
5.00% 11/15/32	2,000,000	2,235,840
Kalispell, Montana
(Immanuel Lutheran Corporation Project) Series A
5.25% 5/15/32	435,000	463,749
Lancaster County, Pennsylvania Hospital Authority
(Brethren Village Project)
5.00% 7/1/31	440,000	484,097
5.00% 7/1/32	440,000	481,963
(University of Pennsylvania Health System Obligation)
Series A 5.00% 8/15/33	2,430,000	2,807,501
Maricopa County, Arizona Industrial Development
Authority Revenue
(Banner Health Obligation Group) Series A
5.00% 1/1/32	3,000,000	3,470,280
(Christian Care Surprise, Inc. Project) 144A
5.75% 1/1/36 #	1,500,000	1,527,345
Maryland Health & Higher Educational Facilities Authority
Revenue
(Adventist Healthcare Obligated) Series A 5.50% 1/1/36	2,000,000	2,297,240
Moon, Pennsylvania Industrial Development Authority
(Baptist Homes Society Obligation) 5.625% 7/1/30	2,440,000	2,619,950
New York State Dormitory Authority Revenue
(Orange Regional Medical Center)
144A 5.00% 12/1/31 #	1,000,000	1,105,920
144A 5.00% 12/1/32 #	1,100,000	1,213,839
144A 5.00% 12/1/33 #	1,000,000	1,099,470
Oklahoma Development Finance Authority Health System
Revenue
(OU Medicine Project) Series B 5.25% 8/15/43	1,790,000	2,025,421

NQ-037 [5/18] 7/18 (541804)     5

Schedule of investments
Delaware Tax-Free USA Intermediate Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Prince George’s County, Maryland
(Collington Episcopal Life Care Community)
5.00% 4/1/31	2,000,000	$2,130,520
Public Finance Authority, Wisconsin
(Bancroft Neurohealth Project) Series A 144A
4.625% 6/1/36 #	1,460,000	1,429,442
Public Finance Authority, Wisconsin Senior Living Revenue
(Mary’s Woods at Marylhurst Project) 144A
5.00% 5/15/29 #	500,000	549,510
Rochester, Minnesota Health Care Facilities Revenue
(Mayo Clinic) Series C 4.50% 11/15/38 ●	2,540,000	2,748,712
		51,117,373
Lease Revenue Bonds – 3.34%
California Statewide Communities Development Authority
Revenue
(Lancer Plaza Project) 5.125% 11/1/23	465,000	494,351
Golden State, California Tobacco Securitization Corporate
Settlement Revenue
(Asset-Backed Enhanced) Series A 5.00% 6/1/35	3,000,000	3,402,180
Idaho Building Authority Revenue
(Health & Welfare Project) Series A 5.00% 9/1/24	2,800,000	3,083,444
Los Angeles County, California
(Disney Concert Hall Parking) 5.00% 3/1/23	2,395,000	2,739,425
New Jersey State Transportation Trust Fund Authority
Series B 5.50% 6/15/31	5,000,000	5,313,200
New York Liberty Development Revenue
(World Trade Center Project) Class 2-3 144A
5.15% 11/15/34 #	1,000,000	1,098,710
Public Finance Authority, Wisconsin Airport Facilities
Revenue
(AFCO Investors II Portfolio) 144A
5.00% 10/1/23 (AMT)#	2,085,000	2,107,872
		18,239,182
Local General Obligation Bonds – 6.46%
Chesterfield County, Virginia
Series B 5.00% 1/1/22	4,070,000	4,506,996
Chicago, Illinois
Series A 5.25% 1/1/29	640,000	679,277
Series C 5.00% 1/1/26	1,280,000	1,375,014
Chicago, Illinois Board of Education
5.00% 4/1/35	825,000	898,598
5.00% 4/1/36	320,000	347,795

6     NQ-037 [5/18] 7/18 (541804)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Chicago, Illinois Board of Education
(Dedicated Revenues)
Series C 5.00% 12/1/30	2,160,000	$2,244,370
Series C 5.00% 12/1/34	2,160,000	2,219,141
Columbus, Ohio
Series 2017-1 4.00% 4/1/27	3,790,000	4,234,415
Conroe, Texas Independent School District
5.00% 2/15/25 (PSF)	3,070,000	3,230,776
Fort Worth, Texas Independent School District
(School Building) 5.00% 2/15/27 (PSF)	2,000,000	2,290,180
New York City, New York
Series A-1 5.00% 8/1/19	5,000	5,028
Series E 5.00% 8/1/23	3,685,000	4,208,639
Subseries D-1 5.00% 10/1/30	4,000,000	4,361,120
San Francisco, California Bay Area Rapid Transit District
(Election 2004) Series D 5.00% 8/1/31	4,000,000	4,677,280
		35,278,629
Pre-Refunded/Escrowed to Maturity Bonds – 11.28%
Atlanta, Georgia Water & Wastewater Revenue
Series A 6.00% 11/1/25-19§	2,925,000	3,097,985
Brooklyn Arena Local Development, New York Pilot
Revenue
(Barclays Center Project) 6.50% 7/15/30-20§	5,500,000	5,912,885
Butler County, Pennsylvania Hospital Authority Revenue
(Butler Health System Project) 7.125% 7/1/29-19§	2,250,000	2,376,203
California State Department of Water Resources
(Water System) Series AS 5.00% 12/1/29-24§	15,000	17,677
Clifton, Texas Higher Education Finance Corporation
Revenue
(Uplift Education) Series A 6.00% 12/1/30-20§	1,100,000	1,206,139
Conroe, Texas Independent School District
5.00% 2/15/25-20 (PSF)§	795,000	836,904
Dauphin County, Pennsylvania General Authority
(Pinnacle Health System Project) Series A
6.00% 6/1/29-19§	1,620,000	1,688,040
Guam Government Limited Obligation Revenue
(Section 30)
Series A 5.375% 12/1/24-19§	1,750,000	1,841,140
Series A 5.625% 12/1/29-19§	1,125,000	1,187,707
Marietta, Georgia Development Authority Revenue
(Life University Income Project) 6.25% 6/15/20-18§	485,000	485,718

NQ-037 [5/18] 7/18 (541804)     7

Schedule of investments
Delaware Tax-Free USA Intermediate Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
Maryland State Economic Development Corporation
Revenue
(Transportation Facilities Project) Series A
5.375% 6/1/25-20§	2,535,000	$2,712,044
Massachusetts Development Finance Agency Revenue
(Harvard University) Series B-1 5.25% 10/15/29-20§	1,670,000	1,801,095
Minneapolis, Minnesota Health Care System Revenue
(Fairview Health Services) Series A
6.375% 11/15/23-18§	3,000,000	3,064,230
New York State Dormitory Authority Revenue
(North Shore Long Island Jewish Health System)
Series A 5.00% 5/1/23-21§	4,000,000	4,353,920
New York State Dormitory Authority Revenue Non State
Supported Debt
(Orange Regional Medical Center) 6.50% 12/1/21-18§	1,650,000	1,689,353
Pennsylvania Economic Development Financing Authority
Health System Revenue
(Albert Einstein Healthcare) Series A
6.25% 10/15/23-19§	560,000	589,137
Pennsylvania Higher Educational Facilities Authority
Revenue
(Drexel University) Series A 5.25% 5/1/25-21§	4,980,000	5,443,837
Phoenix, Arizona Civic Improvement Corporation Airport
Revenue
(Junior Lien) Series A 5.00% 7/1/26-20§	7,500,000	7,986,525
San Francisco, California City & County Airports
Commission
Series D 5.00% 5/1/25-21§	570,000	623,415
San Francisco, California City & County Public Utilities
Commission Water Revenue
Subseries A 5.00% 11/1/27-21§	7,430,000	8,246,334
Southwestern Illinois Development Authority
(Memorial Group) 7.125% 11/1/30-23§	2,190,000	2,737,062
Virginia Commonwealth Transportation Board
(Gans-Garvee) 5.00% 3/15/24-23§	3,250,000	3,690,733
		61,588,083
Special Tax Revenue Bonds – 10.08%
Allentown, Pennsylvania Neighborhood Improvement Zone
Development Authority Tax Revenue
(City Center Project)
144A 5.00% 5/1/28 #	750,000	837,315
144A 5.00% 5/1/33 #	650,000	713,882

8     NQ-037 [5/18] 7/18 (541804)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Celebration Pointe, Florida Community Development
District
4.75% 5/1/24	570,000	$585,333
5.00% 5/1/34	880,000	898,902
Dallas, Texas Convention Center Hotel Development
Revenue
Series A 5.00% 1/1/24	3,420,000	3,475,746
Series A 5.25% 1/1/23	5,375,000	5,472,126
Ernest N Morail-New Orleans, Louisiana Exhibition Hall
Authority Special Tax Revenue
5.00% 7/15/26	2,330,000	2,558,223
Harris County-Houston, Texas Sports Authority
(Senior Lien) Series A 5.00% 11/15/30	1,805,000	2,026,401
Kansas City, Missouri Land Clearance Redevelopment
Authority Revenue
(Convention Center Hotel Project - TIF Financing)
Series B 144A 4.375% 2/1/31 #	400,000	410,288
Series B 144A 5.00% 2/1/40 #	200,000	208,956
Kansas State Department of Transportation
Series B 5.00% 9/1/33	1,500,000	1,734,030
Louisiana State Highway Improvement Revenue
Series A 5.00% 6/15/29	5,195,000	5,877,415
Massachusetts School Building Authority
Series C 5.00% 8/15/29	1,630,000	1,895,674
New Jersey Economic Development Authority Revenue
(Cigarette Tax)
5.00% 6/15/22	1,750,000	1,898,540
5.00% 6/15/23	1,250,000	1,352,137
(School Facilities Construction) Series AA
5.50% 12/15/29	1,480,000	1,526,265
New York City, New York Transitional Finance Authority
Future Tax Secured
5.00% 11/1/23	2,865,000	3,293,948
Subseries C 5.00% 11/1/27	4,150,000	4,760,673
Subseries E-1 5.00% 2/1/26	4,020,000	4,417,900
New York State Local Government Assistance Corporation
Subordinate Lien
Series A 5.00% 4/1/20	3,360,000	3,553,973
Public Finance Authority, Wisconsin
(American Dream @ Meadowlands Project) 144A
7.00% 12/1/50 #	1,010,000	1,170,287

NQ-037 [5/18] 7/18 (541804)     9

Schedule of investments
Delaware Tax-Free USA Intermediate Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Richmond Heights, Missouri Tax Increment & Transaction
Sales Tax Revenue Refunding & Improvement
(Francis Place Redevelopment Project) 5.625% 11/1/25	1,000,000	$1,000,180
Sales Tax Securitization Corporation Sales Tax Revenue,
Illinois
Series A 5.00% 1/1/34	2,740,000	3,102,858
St. Joseph, Missouri Industrial Development Authority Tax
Increment Revenue
(Shoppes at North Village Project) Series B
5.375% 11/1/23	655,000	655,085
Wyandotte County, Kansas City, Kansas Unified
Government Special Obligation Revenue
(Sales Tax - Vacation Village Project Area 1 and 2A)
Series 2015A 5.00% 9/1/27	1,505,000	1,603,592
		55,029,729
State General Obligation Bonds – 12.03%
California State
5.00% 8/1/26	3,120,000	3,766,464
5.00% 9/1/29	1,500,000	1,791,240
5.00% 9/1/30	1,715,000	2,043,748
Series C 5.00% 9/1/30	5,985,000	7,039,617
(Various Purposes)
5.00% 9/1/32	4,100,000	4,858,992
5.25% 9/1/28	7,750,000	8,551,970
Illinois State
4.00% 2/1/24	1,220,000	1,228,552
5.00% 1/1/29	2,000,000	2,114,800
5.00% 3/1/36	960,000	980,938
5.00% 11/1/36	1,965,000	2,055,469
Minnesota State
(Various Purpose) Series F 5.00% 10/1/22	8,000,000	8,996,480
New York State
Series A 5.00% 2/15/28	5,000,000	5,393,200
Oregon State
Series L 5.00% 5/1/26	6,000,000	6,518,400
Texas State
(Transportation Commission Highway Improvement)
5.00% 4/1/29	3,000,000	3,419,820
Washington State
Series R-2015E 5.00% 7/1/31	3,000,000	3,430,560
(Various Purposes) Series 2015-A-1 5.00% 8/1/30	3,000,000	3,438,420
		65,628,670

10     NQ-037 [5/18] 7/18 (541804)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds – 16.43%
Bay Area, California Toll Authority
(San Francisco Bay Area) 4.00% 4/1/34	1,000,000	$1,076,190
Broward County, Florida Airport System Revenue
Series O 5.375% 10/1/29	2,000,000	2,091,540
Chicago, Illinois O’Hare International Airport Revenue
Series B 5.00% 1/1/32	1,000,000	1,119,780
Series B 5.00% 1/1/33	1,520,000	1,697,262
(General-Airport-Third Lien) Series C 5.25% 1/1/28	2,150,000	2,249,567
Houston, Texas Airports Commission Revenue Series B
5.00% 7/1/25	1,000,000	1,084,660
5.00% 7/1/26	3,000,000	3,253,050
Memphis-Shelby County, Tennessee Airport Authority
Revenue
Series D 5.00% 7/1/24	4,110,000	4,424,867
Metropolitan New York Transportation Authority Revenue
Series C 6.50% 11/15/28	545,000	556,499
New Jersey State Turnpike Authority Turnpike Revenue
Series A 5.00% 1/1/33	1,770,000	2,045,996
Series E 5.00% 1/1/31	5,000,000	5,899,750
Series E 5.00% 1/1/33	750,000	877,425
New Orleans, Louisiana Aviation Board
Series B 5.00% 1/1/32 (AGM) (AMT)	2,900,000	3,225,409
Series B 5.00% 1/1/33 (AGM) (AMT)	2,900,000	3,214,476
New York State Thruway Authority
Series J 5.00% 1/1/27	5,705,000	6,490,521
North Texas Tollway Authority Revenue
(First Tier) Series A 5.00% 1/1/35	1,000,000	1,147,760
Pennsylvania State Turnpike Commission Revenue
Series A-1 5.00% 12/1/34	250,000	286,365
Subordinate Series A-1 5.00% 12/1/29	3,590,000	4,017,389
(Motor License) 5.00% 12/1/37	1,000,000	1,127,140
Phoenix, Arizona Civic Improvement Corporation Airport
Revenue
(Junior Lien Airport)
Series A 5.00% 7/1/33	3,355,000	3,802,658
Series D 5.00% 7/1/33	2,970,000	3,459,307
Port Authority of New York & New Jersey
(194th Series) 5.00% 10/15/32	2,500,000	2,890,625
(JFK International Air Terminal) Series 8 6.50% 12/1/28	8,300,000	8,691,843
Sacramento County, California Airport System Revenue
(PFC/Grant) Series D 5.50% 7/1/28	2,020,000	2,026,504

NQ-037 [5/18] 7/18 (541804)     11

Schedule of investments
Delaware Tax-Free USA Intermediate Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Salt Lake City, Utah Airport Revenue
Series B 5.00% 7/1/31	500,000	$589,360
Series B 5.00% 7/1/32	600,000	704,598
Series B 5.00% 7/1/33	1,000,000	1,169,960
San Francisco, California City & County Airport
Commission - San Francisco International Airport
Series D 5.00% 5/1/25	1,430,000	1,554,825
South Jersey Port, New Jersey
(Subordinated Marine Terminal)
Series B 5.00% 1/1/32 (AMT)	215,000	238,272
Series B 5.00% 1/1/33 (AMT)	315,000	348,025
Series B 5.00% 1/1/34 (AMT)	430,000	473,258
Series B 5.00% 1/1/35 (AMT)	430,000	472,166
Series B 5.00% 1/1/36 (AMT)	430,000	471,082
Series B 5.00% 1/1/37 (AMT)	430,000	471,082
St. Louis, Missouri Airport Revenue
(Lambert-St. Louis International) Series A-1
6.125% 7/1/24	3,780,000	3,949,495
Texas Private Activity Bond Surface Transportation
Corporate Senior Lien Revenue
(LBJ Infrastructure) 7.50% 6/30/33	3,625,000	4,008,126
(NTE Mobility Partners)
7.00% 12/31/38 (AMT)	3,750,000	4,400,775
7.50% 12/31/31	3,765,000	4,073,993
		89,681,600
Water & Sewer Revenue Bonds – 3.60%
Atlanta, Georgia Water & Wastewater Revenue
Series B 5.50% 11/1/23 (AGM)	1,175,000	1,235,677
California State Department of Water Resources
(Water System) Series AS 5.00% 12/1/29	2,680,000	3,147,580
Chicago, Illinois Waterworks Revenue
(2nd Lien) 5.00% 11/1/27	2,100,000	2,383,311
Dominion, Colorado Water & Sanitation District
5.25% 12/1/27	1,390,000	1,458,138
Great Lakes, Michigan Water Authority Water Supply
System Revenue
(Senior Lien Bond) Series C 5.00% 7/1/31	3,000,000	3,445,920
Sacramento, California Water Revenue
5.00% 9/1/26	3,160,000	3,609,131
San Antonio, Texas Water System Revenue
Series A 5.00% 5/15/32	1,500,000	1,759,560

12     NQ-037 [5/18] 7/18 (541804)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds (continued)
San Antonio, Texas Water System Revenue
Series A 5.00% 5/15/33	2,250,000	$2,629,643
		19,668,960
Total Municipal Bonds (cost $519,226,568)		539,575,162

Total Value of Securities – 98.85%
(cost $519,226,568)		539,575,162

Receivables and Other Assets Net of Liabilities – 1.15%		6,251,776
Net Assets Applicable to 45,981,764 Shares Outstanding – 100.00%		$545,826,938

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2018, the aggregate value of Rule 144A securities was $20,029,229, which represents 3.67% of the Fund’s net assets.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.
●	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at May 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.
^	Zero coupon security. The rate shown is the effective yield at the time of purchase.

Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
PSF – Guaranteed by Permanent School Fund

See accompanying notes.

NQ-037 [5/18] 7/18 (541804)     13

Notes
Delaware Tax-Free USA Intermediate Fund	May 31, 2018 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Delaware Group® Tax Free Fund (Trust) – Delaware Tax-Free USA Intermediate Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end, Aug. 31, 2017.

Security Valuation – Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

2. Investments

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below and on the next page.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

14     NQ-037 [5/18] 7/18 (541804)

(Unaudited)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of May 31, 2018:

Securities	Level 2
Assets:
Municipal Bonds	$539,575,162

During the period ended May 31, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the period ended May 31, 2018, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to May 31, 2018 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

NQ-037 [5/18] 7/18 (541804)     15

Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: